JUDGEMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Judgements And Estimates Explanatory [Abstract]
Disclosure of detailed information about sensitivity analysis of variables affecting the provision for loan portfolio impairment [Text Block]
The following table shows a sensitivity analysis of the most important variables affecting the calculation of the provision for loan portfolio impairment:

December 31, 2017
	Sensitivity	Increase	Decrease
Loans assessed individually:
Probability of default on estimated future cash flows	10%	447,231	(264,549)
Loans assessed collectively:
Probability of default	10%	189,108	(261,537)
Loss given default	10%	219,445	(284,018)
Loss identification period	1 month	198,259	(197,180)

December 31, 2016
	Sensitivity	Increase	Decrease
Loans assessed individually:
Probability of default on estimated future cash flows	10%	325,866	(191,518)
Loans assessed collectively:
Probability of default	10%	176,162	(218,154)
Loss given default	10%	199,130	(234,327)
Loss identification period	1 month	189,434	(178,529)

December 31, 2015
	Sensitivity	Increase	Decrease
Loans assessed individually:
Probability of default on estimated future cash flows	10%	225,292	(196,350)
Loans assessed collectively:
Probability of default	10%	115,401	(157,465)
Loss given default	10%	146,631	(163,341)
Loss identification period	1 month	87,869	(102,626)